DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                              Washington, DC 20006


                                September 3, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

            Re:   MainStay Institutional Funds Inc.

Dear Sir or Madam:

            Attached for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933 is a supplement dated September 1, 1998 to the prospectuses of MainStay Institutional Funds Inc. Institutional Class and MainStay Institutional Funds Inc. Institutional Service Class, each dated May 1, 1998.

            Please call me at (202) 261-3409 or Jeffrey L. Steele at (202) 261-3314 with any questions regarding this filing.

                                   Sincerely,



                                    /s/ William J. Kotapish